Earnings Per Share (Narrative) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Anitidlutive securities exluded from computation of earnings per share [Line Items]
Exercise price range, lower limit	$ 51.64	$ 46.86	$ 45.20
Exercise price range, upper limit	$ 65.50	$ 65.50	$ 65.50
Series C Cumulative Convertible Preferred Share [Member]
Anitidlutive securities exluded from computation of earnings per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,900	1,900	1,900
Preferred share dividend percentage	5.75%
Series E Cumulative Convertible Preferred Share [Member]
Anitidlutive securities exluded from computation of earnings per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,600	1,600	1,600
Preferred share dividend percentage	9.00%
Stock Options [Member]
Anitidlutive securities exluded from computation of earnings per share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	236	338	331